PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:

Factory building	$1,989	$1,989
Other buildings	1,366	1,371
Machinery and equipment (*)	9,530	9,095
Office furniture and equipment	435	411
Leasehold improvements	231	209

	13,551	13,075
Accumulated depreciation:

Factory building	1,898	1,821
Other buildings	726	674
Machinery and equipment (*)	7,693	7,173
Office furniture and equipment	332	311
Leasehold improvements	112	110

	10,761	10,089

Depreciated cost	$2,790	$2,986

(*)     Write-offs of machinery and equipment (cost and accumulated depreciation) for the years ended December 31, 2014, 2013 and 2012 amounted to $0, $333 and $3,502, respectively. The write-offs are due to fully depreciated assets that are no longer in use.

Depreciation expense amounted to $690, $752 and $742 for the years ended December 31, 2014, 2013 and 2012, respectively.

As for charges, see Note 10e.